Capital Stock (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						2 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Feb. 26, 2015	Dec. 31, 2011		Dec. 31, 2010
Class of Stock [Line Items]
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	1,850,000		2,000,000					1,713,423		1,713,423
Common Stock
Shares outstanding at the beginning of the period	112,357,348		112,198,693					112,063,938		111,931,267
Treasury Stock, Number of Shares Held	31,697,498	[1]	31,519,768	[1]				31,479,310	[1]	31,454,097	[1]
Common Stock, Shares, Outstanding	80,659,850		80,678,925					80,584,628		80,477,170
Stock options exercised			20,000		38,900
Vested Restricted Stock Units (in shares)	65,851		25,215		45,898
Stock issued during period, stock appreciation rights	9,213		2,713
Other Stock Grants (in shares)	83,591		86,827		47,873
Treasury shares purchased	0
Shares outstanding at the end of the period	112,357,348		112,198,693					112,063,938		111,931,267
Treasury Stock, Number of Shares Held	31,697,498	[1]	31,519,768	[1]				31,479,310	[1]	31,454,097	[1]
Common Stock, Shares, Outstanding	80,659,850		80,678,925					80,584,628		80,477,170
Reconciliation of the average shares of common stock used to compute basic earnings per common share to the shares used to compute diluted earnings per common share
Income (loss) from continuing operations attributable to Harsco Corporation common stockholders (in dollars)	$ (22,281)		$ (231,356)		$ (258,889)
Weighted average shares of common stock outstanding	80,884,000		80,755,000		80,632,000
Dilutive effect of stock-based compensation (in shares)	0		0		0
Weighted-average shares outstanding—diluted (in shares)	80,884,000		80,755,000		80,632,000
Earnings (loss) from continuing operations per common share, attributable to Harsco Corporation common stockholders:
Basic (in dollars per share)	$ (0.28)		$ (2.86)		$ (3.21)
Income (Loss) from Continuing Operations, Per Diluted Share	$ (0.28)		$ (2.86)		$ (3.21)
Treasury Stock [Member]
Common Stock
Stock options exercised			0	[1]	0	[1]
Vested Restricted Stock Units (in shares)	4,418	[1]	9,358	[1]	14,677	[1]
Stock issued during period, stock appreciation rights	2,985	[1]	521	[1]
Other Stock Grants (in shares)	20,327	[1]	30,579	[1]	10,536	[1]
Treasury shares purchased	(150,000)	[1]	0		0
Outstanding Shares
Common Stock
Stock options exercised			20,000		38,900
Vested Restricted Stock Units (in shares)	61,433		15,857		31,221
Stock issued during period, stock appreciation rights	6,228		2,192
Other Stock Grants (in shares)	63,264		56,248		37,337
Treasury shares purchased	(150,000)
Subsequent Event | Treasury Stock [Member]
Common Stock
Treasury shares purchased							(596,632)

[1]	The Company repurchases shares in connection with the issuance of shares under stock-based compensation programs.